As filed with the Securities and Exchange Commission on September 28, 2000


                                             1933 Act Registration No. 333-71703
                                             1940 Act Registration No. 811-09221

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                        Pre-Effective Amendment No.                     [ ]
                        Post-Effective Amendment No. 1                  [X]
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                        Amendment No. 3                                 [X]


            The Community Reinvestment Act Qualified Investment Fund
               (Exact name of registrant as specified in Charter)

                             1751 Cypress Creek Road
                            Fort Lauderdale, FL 33309
              (Address of Principal Executive Offices and Zip Code)

                                  954-356-0330
              (Registrant's Telephone Number, including Area Code)

                                Terence P. Smith
                           Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)

                                    Copy to:


                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                        Philadelphia, Pennsylvania, 19103

     It is proposed that this filing will become effective (check appropriate box).

     |X|  Immediately upon filing pursuant to paragraph (b)

     |_|  On (date) pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  On (date) pursuant to paragraph (a)(1)

     |_|  75 days after filing pursuant to paragraph (a)(2)

     |_|  On (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box

     |_| This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

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                                              THE COMMUNITY REINVESTMENT ACT
                                                QUALIFIED INVESTMENT FUND
                                                       (THE "FUND")

INVESTMENT ADVISOR:
   CRAFund Advisors, Inc.
   1751 West Cypress Creek Road
   Fort Lauderdale, FL 33309             THE FUND'S INVESTMENT OBJECTIVE IS TO
                                         PROVIDE FINANCIAL INSTITUTIONS WITH (1)
ADMINISTRATOR:                           A HIGH LEVEL OF CURRENT INCOME AND (2)
   Declaration Service Company           INVESTMENTS THAT WILL BE DEEMED TO BE
   555 North Lane, Suite 6160            QUALIFIED UNDER THE COMMUNITY
   Conshohocken, PA 19428                REINVESTMENT ACT OF 1977.

LEGAL COUNSEL:
   Drinker Biddle & Reath LLP
   18th and Cherry Streets
   Philadelphia, PA 19103-6996
                                                        PROSPECTUS

INDEPENDENT AUDITORS:
   KPMG LLP
   1600 Market Street
   Philadelphia, PA 19103                           SEPTEMBER 28, 2000


CUSTODIAN:
   First Union National Bank
   1339 Chestnut Street
   Philadelphia, PA 19101-7618
                                         THE SECURITIES AND EXCHANGE COMMISSION
                                         HAS NOT APPROVED OR DISAPPROVED THE
                                         FUND'S SECURITIES OR DETERMINED IF THIS
                                         PROSPECTUS IS ACCURATE OR COMPLETE. IT
                                         IS A CRIMINAL OFFENSE TO STATE
                                         OTHERWISE.
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                                TABLE OF CONTENTS

                                                                            PAGE
RISK/RETURN SUMMARY............................................................1
Investment Objective...........................................................1
Principal Investment Strategy..................................................1
Principal Risks................................................................1
Performance Information........................................................3
Fees and Expenses..............................................................3
INVESTMENT OBJECTIVE AND POLICIES..............................................4
Investment Objective...........................................................4
Principal Investment Strategy..................................................4
Community Reinvestment Act of 1977.............................................4
Investment Policies............................................................5
FUND INVESTMENTS...............................................................6
RISK FACTORS...................................................................8
FEDERAL TAXES..................................................................8
PRICING OF FUND SHARES.........................................................9
PURCHASING SHARES.............................................................10
Purchase Inquiries............................................................10
Exchange of Securities........................................................10
Purchases By Wire Transfer....................................................10
Purchases by Check............................................................11
REDEEMING SHARES..............................................................11
DIVIDENDS AND DISTRIBUTIONS...................................................12
INVESTMENT ADVISOR............................................................12
DISTRIBUTION PLAN.............................................................13
FINANCIAL HIGHLIGHTS..........................................................13

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The Fund's investment  objective is to provide financial  institutions with
(1) a high level of current income and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the "CRA").

PRINCIPAL INVESTMENT STRATEGY

     The Fund's principal investment strategy is to invest in debt securities that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

PRINCIPAL RISKS


     There is no assurance that shares of the Fund will be deemed to be qualified investments under the CRA. The Fund's investment adviser, CRAFund Advisors, Inc. (the "Advisor"), believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. This judgment is based on written responses that the Office of the Comptroller of the Currency (the "OCC") has provided to other pooled investment vehicles, and other interpretive pronouncements of the Federal Financial Institutions Examination Council. The Advisor believes that these responses and interpretations have established that interests in a pooled or commingled investment fund may be deemed qualified under the CRA if the fund holds underlying investments that would be so qualified. In light of these pronouncements and interpretations, an opinion of legal counsel has not been obtained as to whether shares of the Fund would be deemed to be qualified under the CRA. The Fund believes it is the first pooled investment vehicle to register under the Securities Act of 1933 and make a public offering of shares to financial instutions to provide them with CRA credit.


     The Fund's goal of holding securities that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which securities the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. See "INVESTMENT OBJECTIVE AND POLICIES - Community Reinvestment Act of 1977."


     The Fund commenced operations on August 30, 1999. The Advisor is new, having been organized to provide investment advice to the Fund. Its associated personnel have experience in fixed-income and CRA-qualifying investments, but had no experience in managing a mutual fund prior to the Fund's commencement of operations.

     The prices of fixed-income debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.


     The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

     Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at lower rates than the original investment.

     The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.


     The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

     All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

PERFORMANCE INFORMATION

     There is no performance information for the Fund because the Fund does not have a full calendar year of operation.

FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

   Shareholder Fees (fees paid directly from your investment)


          Maximum Sales Charge (Load) Imposed on Purchases      NONE
          Maximum Deferred Sales Charge (Load)                  NONE
          Maximum Sales Charge (Load) Imposed on Reinvested     NONE
          Dividends
          Redemption Fee (as a percentage of amount redeemed)   NONE
          Exchange Fee                                          NONE

   Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management Fees                                               0.50%
          Distribution (12b-1) Fees1                                    0.25%
          Other Expenses                                                7.27%
          TOTAL ANNUAL FUND OPERATING EXPENSES                          8.02%
--------------------------------------------------------------------------------
          Fee Waivers and Expense Reimbursements                       (7.02)%
          NET ANNUAL FUND OPERATING EXPENSES2                           1.00%

1 If you hold your shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.

2 The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.00% for the period commencing on the date of this prospectus and ending May 31, 2003.


     Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


         1 Year            3 Years           5 Years           10 Years
         ------            -------           -------           --------
          $102               $318             $2,690            $6,002

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

     The Fund's investment  objective is to provide financial  institutions with
(1) a high level of current income and (2) investments that will be deemed to be qualified under the CRA. The Fund's Board of Trustees may change the investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


     The Fund's principal investment strategy is to invest in debt securities that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.


COMMUNITY REINVESTMENT ACT OF 1977

     The CRA requires the federal bank regulatory agencies to encourage most banks and similar institutions that are insured by the Federal Deposit Insurance Corporation to help meet the credit needs of their local communities, including low and moderate income neighborhoods. Larger retail institutions receive an overall CRA rating based on their evaluated performance in three areas: lending, service and investments. For an institution with $250 million or more in assets or for an institution whose holding company has $1 billion or more in assets, the investment test comprises 25% of the overall CRA rating. While smaller banks are subject only to a lending test, they can use their qualified investments to enhance their overall rating. Banks that are designated as limited purpose or wholesale banks for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

     In most cases, qualified investments are required to be responsive to the credit and community development needs of a financial institution's assessment (geographical) area or a broader statewide or regional area that includes the institution's assessment area. For such a financial institution to receive CRA investment test credit with respect to the Fund's shares, the Fund must hold CRA-qualifying investments that relate to the financial institution's assessment (geographical) area. Institutions that have been designated by their regulators as "wholesale" or "limited purpose" under the CRA may receive credit for qualified investments wholly outside of their assessment (geographical) area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund will indirectly own an undivided interest in all the Fund's investments, the Fund will designate specific securities to specific shareholders for CRA-qualifying purposes.

     Investments are not designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific shareholder. The final determinations of whether securities are CRA-qualifying are made by the federal and state bank regulatory agencies during their periodic examinations of these institutions. There is no assurance that the agencies will concur with the Advisor's evaluation of securities as CRA-qualifying. If the Advisor became aware that a security acquired for CRA-qualifying purposes was not likely to produce CRA investment test credit, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deemed to be CRA-qualifying.

     In determining whether a particular investment is a qualified investment, the Advisor will consider whether the investment has as its primary purpose community development. The Advisor will consider whether such investment: (1) provides affordable housing for low-or-moderate income individuals; (2) provides community services targeted to low-or-moderate income individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration's Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize low-or-moderate income areas. An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently low-or-moderate income, or supports permanent job creation, retention, and/or improvement in low-or-moderate income areas targeted for redevelopment by federal, state, local or tribal governments. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its judgment that a security would be a qualifying investment for CRA investment test credit purposes.


     The Fund will require time after selling shares to acquire a significant volume of investments in particular geographic areas relevant to shareholders. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant areas. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified provided the purpose of the Fund includes serving the investing institution's assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

INVESTMENT POLICIES

     Under normal circumstances, the Fund will invest primarily in securities which have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example, AAA by Standard & Poor's Ratings Group and/or Aaa by Moody's Investors Services, Inc., or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

     The Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Advisor to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.


     Under normal circumstances, the Fund will invest at least 90% of its net assets in CRA-qualifying securities. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Government National Mortgage Association ("GNMA").

     The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development.


     The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions, or (2) minority- or women-owned and primarily lend or facilitate lending in low- or moderate-income areas or to low- or moderate-income individuals to promote community development. The Fund may also invest in certain securities issued by the Small Business Administration.

     The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be
CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.



                                FUND INVESTMENTS

     GNMA securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. Accordingly, these securities carry minimal credit risk.

     FNMA  and  FHLMC   securities  are  issued  by  U.S.   Government-sponsored
enterprises. These securities are not backed by the full faith and credit of the U.S. Government, but generally enjoy a very high level of creditworthiness.

     Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest only in these securities if they conform to the credit qualifications described above under "INVESTMENT OBJECTIVE AND POLICIES - Investment Policies."


     The Fund may invest in mortgage-backed securities ("MBSs"), such as those issued by GNMA, FHLMC and FNMA, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.


     Certificates of deposit ("CDs") are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

     The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund's Board of Trustees.

     The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

     The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

     For further information concerning the Fund's investment policies and restrictions, see "Investment Policies and Restrictions" in the Fund's Statement of Additional Information.

                                  RISK FACTORS

     The  following  information   supplements  the  information  set  forth  in
"RISK/RETURN SUMMARY - Principal Risks" and "FUND INVESTMENTS" above.

     Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that the Fund's investments will receive investment test credit under the CRA with respect to the Fund's shares.

     Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund's investment objectives. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund's investment objectives.

     Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue's credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund's ownership of that investment.



                                  FEDERAL TAXES

     The Fund intends to qualify each year as a regulated investment company under applicable federal tax provisions. In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund generally will not have to pay any federal tax.

     Generally, all ordinary and capital gains distributions to you will be taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Early each calendar year, you will be notified as to the amount and federal tax status of all distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes.

     The Fund's investment strategies will generally cause its annual distributions to consist primarily of ordinary income. You will generally not be eligible for any dividends received deduction with respect to Fund distributions.

     You may recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Certain restrictions on loss recognition may apply, however, such as the "wash sale" limitation, which disallows a loss on a sale of stock or securities if substantially identical stock or securities are purchased within 30 days before or after the sale.

     You should note that if you purchase Fund shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."


     Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


                             PRICING OF FUND SHARES

     The price of the  Fund's  shares  is based on the  Fund's  net asset  value
(NAV). The NAV per share is determined as of the close of trading (normally 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open for trading. The Fund will not price its shares on national holidays or other days when the New York Stock Exchange is closed for trading. NAV per share is calculated by dividing the total value of the Fund's assets after subtracting liabilities by the number of shares outstanding. The Fund's portfolio securities are valued at market value based on dealer bid quotations. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund's Board of Trustees.

                                PURCHASING SHARES

     Shares of the Fund are sold at the NAV per share next determined after receipt of a purchase order by the Fund. See "Purchases By Wire Transfer" and "Purchases By Check" below. The minimum initial investment is $250,000. There is no minimum requirement for subsequent purchases. Shares are sold without any front-end sales charge, which means that the full amount of your purchase price will be invested in Fund shares. The Fund imposes no deferred sales charges.


     PURCHASE INQUIRIES. If you are considering investing in the Fund, contact Neil M. Solomon at the Advisor, toll-free at 1-877-272-1977. Mr. Solomon will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened through an exchange of securities, by wire transfer, or by check purchase. These options also are available to existing shareholders and are discussed further below.

     EXCHANGE OF SECURITIES. The Fund may issue its shares in exchange for securities owned by an investor. The Fund will issue its shares only in exchange for securities that the Advisor believes are CRA-qualified. To determine the number of Fund shares that will be issued in the exchange, the investor's securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund's portfolio securities. See "PRICING OF FUND SHARES" above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities ("Purchaser"). The Purchaser will receive a greater number of Fund shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Fund shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See "PRICING OF FUND SHARES" above. Thus, the Purchaser benefits by receiving a greater number of Fund shares while the existing shareholders benefit from the Fund's acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

     To discuss arrangements for purchasing Fund shares in exchange for your securities, contact Neil M. Solomon at the Advisor toll-free at 1-877-272-1977.


     PURCHASES BY WIRE TRANSFER. You may purchase shares by making a wire transfer of federal funds to Declaration Service Company, the Fund's servicing agent. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

     First Union National Bank
     ABA # 031201467
     For Account of The Community Reinvestment Act Qualified Investment Fund Acct. # 2000003245873
     For further credit (Your Name)
     Acct. # (Your Acct. No.)


     Before making an initial investment by wire transfer, you must first call Neil M. Solomon at the Advisor at 1-877-272-1977 to request an account number and furnish the Fund with your taxpayer identification number. In addition, you must promptly forward a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority to: Neil M. Solomon, CRAFund Advisors, Inc., 1751 West Cypress Creek Road, Fort Lauderdale, FL 33309. The Fund will not be responsible for the consequence of delays in the wire transfer system. See "Purchase Inquiries" above.

     PURCHASES BY CHECK. You can purchase shares by sending a check to The Community Reinvestment Act Qualified Investment Fund, c/o CRAFund Advisors, Inc., 1751 West Cypress Creek Road, Fort Lauderdale, FL 33309, Attention: Neil
M. Solomon, including the name in which the account is registered and the account number. Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority. See "Purchase Inquiries" above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.


     You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

     All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

                                REDEEMING SHARES

     You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request and any other required documents in proper form, your shares of the Fund will be redeemed at their next determined NAV.


     Redemption requests must be in writing and sent to The Community Reinvestment Act Qualified Investment Fund, c/o CRAFund Advisors, Inc., 1751 West Cypress Creek Road, Fort Lauderdale, FL 33309, Attention: Neil M. Solomon. To be in proper form, your redemption request must:

     o Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed; and

     o Be signed by the authorized representative(s) exactly as their names appear on the account.

     The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in "PURCHASING SHARES - Purchases by Wire Transfer" and "PURCHASING SHARES - Purchases by Check" above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

     When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

     Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission ("SEC"), or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

                               INVESTMENT ADVISOR

     CRAFund Advisors, Inc. is a registered investment adviser founded in November 1998, with headquarters at 1751 West Cypress Creek Road, Fort Lauderdale, Florida 33309.


     The Advisor was organized to provide investment advice to the Fund. It currently has no other clients. Its personnel are employees of the Fund's distributor, SunCoast Capital Group, Ltd. ("Sun Coast"), or SunCoast Capital Group, Inc., which is the principal stockholder of the Fund's distributor. Todd
J. Cohen, Peter Cooper and David A. Zwick collectively own all of the outstanding stock of SunCoast Capital Group, Inc. and 75% of the outstanding stock of the Advisor. The Fund's distributor may act as broker for the Fund and will receive payments pursuant to the Fund's distribution plan. See "DISTRIBUTION PLAN" below.

     Todd J. Cohen has managed the Fund since it commenced operations in August 1999. Mr. Cohen is President of SunCoast. He oversees SunCoast's fixed-income securities trading operations. Mr. Cohen has 10 years of experience in trading fixed-income securities. He has managed the Fund since its inception in August 1999.

     Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund's Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund's investment policies. The Fund will pay to the Advisor monthly a fee equal to an annual rate of 0.50% of the Fund's average daily net assets. For the period from commencement of operations on August 30, 1999 through May 31, 2000, the Advisor received a fee (after waivers) of 0.00% of the Fund's average daily net assets.


                                DISTRIBUTION PLAN

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The distribution plan allows the Fund to pay fees for the sale and distribution of its shares. Because they are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Fund will pay SunCoast up to 0.25% per year of the Fund's average daily net assets for activities primarily intended to result in sales of the Fund's shares.

                              FINANCIAL HIGHLIGHTS


     The financial highlights table presented below is intended to help you understand the financial performance of the Fund for the period from its commencement of operations on August 30, 1999 through May 31, 2000. Certain information reflects the financial results for a single share in the Fund. The total return in the table represents the rate that an investor would have earned on an investment in the Portfolio assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors. Their report, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information.

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
       (For a Share Outstanding from August 30, 1999 through May 31, 2000)

                                                                  FOR THE PERIOD
                                                                       ENDED
                                                                   MAY 31, 2000*
                                                                   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................    $    10.00
                                                                    ----------
INVESTMENT OPERATIONS:
      Net investment income ....................................          0.36
      Net realized and unrealized loss on investments ..........         (0.23)
                                                                    ----------

           Total from investment operations ....................    $     0.13
                                                                    ----------
DISTRIBUTIONS:
      From net investment income ...............................         (0.36)
                                                                    ----------

NET ASSET VALUE, END OF PERIOD .................................    $     9.77
                                                                    ==========

TOTAL RETURN ...................................................         1.30%

RATIOS/SUPPLEMENTARY DATA:

      Net assets, end of period (in 000's) .....................    $    9,709

      Ratio of expenses to average net assets:

      Before expense reimbursement .............................         8.02%1

      After expense reimbursement ..............................         1.00%1

  Ratio of net investment income to average net assets:

      Before expense reimbursement .............................         2.39%1

      After expense reimbursement ..............................         6.33%1

  Portfolio turnover rate ......................................        98.58%


*    The investment portfolio commenced operations on August 30, 1999.
1    Annualized.

                         WHERE TO FIND MORE INFORMATION

     You will find more information about the Fund in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS
     The Fund's annual and semi-annual reports contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
     The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.


     You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling Neil M. Solomon at the Fund toll-free at 1-877-272-1977 or writing to:

               The Community Reinvestment Act Qualified Investment Fund CRAFund Advisors, Inc.
               1751 West Cypress Creek Road
               Fort Lauderdale, FL  33309
               Attention: Neil M. Solomon


or on the Internet at www.CRAFUND.com


     You can write to the Securities and Exchange Commission ("SEC") Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

               Public Reference Section of the SEC
               Washington, DC  20549-0102
               202-942-8090

     Reports and other information about the Fund are also available on the SEC's Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov


The Fund's Investment Company Act File No. is 811-09221.

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, DATED SEPTEMBER 28, 2000. YOU MAY OBTAIN A COPY OF THE PROSPECTUS, FREE OF CHARGE, BY WRITING TO THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND, CRAFUND ADVISORS, INC., 1751 WEST CYPRESS CREEK ROAD, FORT LAUDERDALE, FL 33309, ATTENTION: NEIL M. SOLOMON, BY TOLL-FREE PHONE REQUEST AT 1-877-272-1977, OR ON THE INTERNET AT WWW.CRAFUND.COM.


                       STATEMENT OF ADDITIONAL INFORMATION


                               SEPTEMBER 28, 2000

                                TABLE OF CONTENTS
                                                                            PAGE

DEFINED TERMS..................................................................1
THE FUND AND ITS SHARES........................................................1
INVESTMENT POLICIES AND RESTRICTIONS...........................................3
   Investment Quality..........................................................3
   U.S. Government Agency Securities...........................................3
   Zero Coupon Bonds...........................................................3
   Repurchase Agreements and Reverse Repurchase Agreements.....................3
   Taxable Municipal Bonds.....................................................4
   Other Securities............................................................4
   Securities Lending..........................................................5
   Liquidity...................................................................5
   Illiquid Securities.........................................................5
   Investment Restrictions.....................................................5
INVESTMENT ADVISOR.............................................................7
TRUSTEES AND OFFICERS..........................................................8
PERFORMANCE INFORMATION.......................................................11
TAX INFORMATION...............................................................12
PORTFOLIO TRANSACTIONS........................................................13
DISTRIBUTOR...................................................................14
DISTRIBUTION PLAN.............................................................15
CUSTODIAN.....................................................................15
SERVICING AGENT...............................................................16
CODE OF ETHICS................................................................16
COUNSEL.......................................................................16
INDEPENDENT AUDITORS..........................................................17
FINANCIAL STATEMENTS..........................................................17
MISCELLANEOUS.................................................................17
APPENDIX A...................................................................A-1

DEFINED TERMS

In this Statement of Additional Information, the terms listed below have the following meanings:

ADVISOR - CRAFund Advisors, Inc., investment adviser to the Fund.

CRA - The Community Reinvestment Act of 1977, as amended.

FUND - The Community Reinvestment Act Qualified Investment Fund.


1940 ACT - The Investment Company Act of 1940, as amended.


PROSPECTUS - The prospectus for the Fund as described on the front cover page of this Statement of Additional Information.

THE FUND AND ITS SHARES


The Fund was organized on January 15, 1999, as a business trust under the laws of the State of Delaware. The Fund is registered as an open-end, management investment company under the 1940 Act.


The Fund offers a single class of shares of beneficial interest. Shares when issued will be fully paid and nonassessable. All shares represent an equal proportionate interest in the assets belonging to the Fund (subject to the Fund's liabilities). Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Fund or the Fund's Trustees.


Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders;
(c) with respect to termination of the Fund to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Fund as may be required by the Fund's Agreement and Declaration of Trust, the Fund's by-laws or as the Trustees may consider necessary or desirable. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. The Agreement and Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without Shareholder approval.

The Agreement and Declaration of Trust provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Fund or a beneficial owner for any act, omission or obligation of the Fund, or any Trustee or any officer of the Fund. Neither a Trustee nor an officer of the Fund shall be liable for any act or omission in his capacity as Trustee or as an officer of the Fund, or for any act or omission of any other officer or employee of the Fund or of any other person or party, provided that the Agreement and

Declaration of Trust does not protect any Trustee or officer against any liability to the Fund or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.


All dividends and other distributions will be distributed pro rata to the Fund's shareholders in proportion to the number of shares they held on the record date established for payment of the dividend or other distribution. In the event of a liquidation of the Fund, shareholders will be entitled to distribution of Fund assets remaining after the payment of all Fund liabilities. Such assets will be distributed to shareholders in proportion to the number of shares held by them.


The Fund reserves the right to pay redemption proceeds wholly or partly in securities or other assets. The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the 1940 Act. The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders. In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price. In addition, the Fund may redeem some or all shares held by:


     (1) a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

     (2) all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

     (3) any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

          (a)  the  shareholder's   failure  to  make  full  payment  for  share
     purchases;

          (b) any defective redemption request;

          (c) indebtedness incurred in connection with facilitating (i) requests pending receipt of collected funds from investments sold on the date of the shareholder's redemption request, (ii) redemption requests when the shareholder has also notified the Fund of its intention to deposit funds in its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of its intention to deposit funds in its accounts on the date of the purchase of the investments; or

          (d) a transaction effected for the benefit of the shareholder.

INVESTMENT POLICIES AND RESTRICTIONS

The  following  investment  information   supplements  that  set  forth  in  the
Prospectus, which describes the Fund's principal investment strategies and the types of securities in which the Fund primarily invests.


INVESTMENT QUALITY. The Fund invests primarily in securities rated in the highest rating category assigned by a nationally recognized statistical rating organization ("Rating Agency"), e.g., AAA by Standard & Poor's Ratings Group and/or Aaa by Moody's Investor Services, Inc. or which are deemed by the Advisor to be of comparable quality to securities so rated. The Fund may also invest up to 25% of its net assets in other "investment grade" securities that are rated in the second or third highest rating category assigned by a Rating Agency or which are deemed by the Advisor to be of comparable quality to securities so rated. See Appendix A for more information on the ratings of Rating Agencies.

U.S. GOVERNMENT AGENCY SECURITIES. The Fund invests a significant amount in securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA obligations are guaranteed by GNMA and are backed by the full faith and credit of the U.S. Treasury. FNMA obligations are guaranteed by FNMA and are supported by FNMA's ability to borrow directly from the U.S. Treasury. FHLMC obligations are guaranteed by FHLMC and are supported by FHLMC's ability to borrow directly from the U.S. Treasury.


ZERO COUPON BONDS. The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered illiquid and will be subject to the Fund's 15% limit on investments in illiquid securities as stated below. Repurchase agreements are considered to be loans under the 1940 Act.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

TAXABLE MUNICIPAL BONDS. The Fund may invest a significant amount in taxable municipal bonds that are designed primarily to finance community development. The two principal classifications of taxable municipal bonds which may be held by the Fund are "general obligation" bonds and "revenue" bonds. General obligation bonds are generally secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.


The Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds. It should be emphasized that these ratings are general and are not absolute standards of quality. Taxable municipal bonds with the same maturity, interest rate and rating may have different yields. Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information. An issuer's obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

OTHER SECURITIES. As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Advisor believes are consistent with the achievement of the Fund's investment objective. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Advisor will invest only in securities that meet the credit standards set forth in the Prospectus and this Statement of Additional Information and that the

Advisor believes will not be inconsistent with the Fund's objective of providing financial institutions with investment test credit under the CRA.

SECURITIES LENDING. The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value. The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans. Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments. Loans will generally be short term, will be made only to borrowers that the Advisor deems to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risk.

LIQUIDITY. To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash. Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments.

ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the Advisor has determined, in accordance with guidelines established by the Fund's Board of Trustees, that an adequate trading market exists for such securities.


INVESTMENT RESTRICTIONS. The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the 1940 Act (see "Miscellaneous" below):


The Fund will not:

     1. Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.


     2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.


     3. Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     4. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

     5. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, although this limitation does not apply to mortgage-backed securities; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia or any of their authorities, agencies, or instrumentalities (including U.S. Government-sponsored enterprises) or political subdivisions, including municipal bonds.

     6. Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

     7. Invest in companies for the purpose of exercising management or control.

     8.   Purchase foreign securities.

     9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

     10. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.


     11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.


If a  percentage  limitation  is satisfied  at the time of  investment,  a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

INVESTMENT ADVISOR

The Advisor, located at 1751 West Cypress Creek Road, Fort Lauderdale, FL 33309, was organized under the laws of the State of Florida as an investment advisory corporation in 1998. The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.

The following  persons are affiliated  persons of both the Fund and the Advisor:
Todd J. Cohen is Trustee of the Fund and President and Director of the Advisor. David A. Zwick is Trustee and President of the Fund and Director of the Advisor. Neil M. Solomon is Treasurer of the Fund and Vice President, Treasurer and Secretary of the Advisor.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as the Advisor may select.


For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the fiscal period from August 30, 1999 (commencement of operations) through May 31, 2000, the Advisor was paid $0 in advisory fees (after waivers). For the same period, the Advisor waived $17,278 in advisory fees.

The Advisor has contracturally agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.00% for the period commencing on the date of this statement of additional information and ending May 31, 2003. The Advisor may recoup amounts previously waived or reimbursed to the extent that actual fees and expenses for a specific month are less than the annual rate of 1.00% of the Fund's average daily net assets, but any such recoupment will be limited to the fiscal year with respect to which the amounts were waived or reimbursed. Such recoupment may include the Fund's organizational expenses to the extent that they have been paid by the Advisor and not previously reimbursed by the Fund. The recoupment of organizational expenses may not be taken after May 31, 2002.


The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.


The Advisory Agreement has an initial term of two years and will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


TRUSTEES AND OFFICERS

The Board of Trustees of the Fund manages the business and affairs of the Fund in accordance with the laws of the State of Delaware and the Fund's Agreement and Declaration of Trust and its bylaws. The Trustees and officers of the Fund are listed below:

Name, Age, Address, Position with Fund            Principal Occupation for the Last Five Years
--------------------------------------            --------------------------------------------

David A. Zwick*                                   Secretary, Treasurer and Director, SunCoast
Trustee and President                             Capital Group, Ltd. (broker-dealer) since
c/o CRAFund Advisors, Inc.                        December 1992; Director, the Advisor since
1751 West Cypress Creek Road                      November 1998.
Fort Lauderdale, FL  33309
Age 34

                                      -8-

Name, Age, Address, Position with Fund            Principal Occupation for the Last Five Years
--------------------------------------            --------------------------------------------

John E. Taylor                                    President and CEO, National Community
Trustee and Chairman                              Reinvestment Coalition, December 1993 to
National Community Reinvestment Coalition         present; Director, America Works Partnership.
733 15th Street, NW, Suite 540
Washington, DC  20005
Age 50

Todd J. Cohen*                                    President and Director, the Advisor since
Trustee                                           November 1998; President, SunCoast Capital
c/o CRAFund Advisors, Inc.                        Group, Ltd. (broker-dealer) since December
1751 West Cypress Creek Road                      1992.
Fort Lauderdale, FL  33309
Age 34

D. Keith Cobb                                     Retired Private Investor; Vice Chairman and
Trustee                                           Chief Executive Officer, Alamo Rent A Car,
2521 Del Lago Drive                               Inc. (auto rentals), 1995-1997; National
Ft. Lauderdale, FL 33316                          Managing Partner - Financial Services, KPMG
Age 59                                            Peat Marwick (certified public accountants),
                                                  1993-1995; Director, Dispatch Management
                                                  Systems, Inc.; Director, RHR International;
                                                  Director, Laundromax, Inc.; Director,
                                                  Renaissance Cruises, Inc.; Director, Federal
                                                  Reserve Bank of Atlanta, Miami Branch;
                                                  Director, First Fleet Corp.; Director, ERide
                                                  Corp.

Burton Emmer                                      Assistant to Chief Executive Officer, CHS
Trustee                                           Electronics, Inc., October 1998 to present;
CHS Electronics, Inc.                             Partner, Grant Thornton LLP (certified public
2000 NW 84th Avenue                               accountants), August 1979 to August 1998.
Miami, FL 33122
Age 63

Heinz Riehl                                       President, Riehl World Training & Consulting,
Trustee                                           Inc. (bank consulting), 1996 to present;
Riehl World Training & Consulting, Inc.           Faculty Member, New York University, 1982 to
25-13 Old Kings Highway North                     present; Senior Vice President, Citibank,
Darien, CT 06820                                  until 1996; Member, Foreign Exchange
Age 63                                            Committee, New York Federal Reserve Bank,
                                                  1980-1995.

                                      -9-

Name, Age, Address, Position with Fund            Principal Occupation for the Last Five Years
--------------------------------------            --------------------------------------------

Irvin M. Henderson                                President and CEO, Henderson & Company;
1519 Lynne Avenue                                 Director, National Community Reinvestment
Henderson, NC  27536                              Coalition; Director, Woodstock Institute;
Age:  44                                          Director, Community Reinvestment Association
                                                  of North Carolina; Director, North Carolina
                                                  Fair Housing.

Neil M. Solomon                                   Vice President, Secretary and Treasurer, the
Treasurer                                         Advisor since November 1998; Vice President
c/o CRAFund Advisors, Inc.                        and Chief Financial Officer, SunCoast Capital
1751 West Cypress Creek Road                      Group, Ltd. (broker-dealer) since July 1996;
Fort Lauderdale, FL  33309                        Controller, Costa Cruise Lines, May 1994 to
Age 29                                            July 1996; Associate - Audit, Coopers &
                                                  Lybrand, May 1992 to May 1994.

Michael P. Malloy                                 Partner, Drinker Biddle & Reath LLP (law
Secretary                                         firm) since 1993.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Sts.
Philadelphia, PA 19103
Age 41

* May be deemed to be an "interested person" of the Fund as defined in the 1940 Act.

Each disinterested Trustee received an annual fee of $12,000. For the fiscal year ended May 31, 2000, the Trustees and Officers received aggregate fees of $60,000. Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

The table below sets forth the compensation that the disinterested Trustees of the Fund received for the period ended May 31, 2000. Trustees who are interested persons receive no compensation.

                                                Aggregate            Total
                                              Compensation       Compensation
Name of Person/Position                       from the Fund    Paid to Trustees
-----------------------                       -------------    ----------------

D. Keith Cobb                                    $12,000            $12,000
Trustee

                                                Aggregate            Total
                                              Compensation       Compensation
Name of Person/Position                       from the Fund    Paid to Trustees
-----------------------                       -------------    ----------------

Burton Emmer                                     $12,000            $12,000
Trustee

Jack M. Guttentag*                               $12,000            $12,000
Trustee

Heinz Riehl                                      $12,000            $12,000
Trustee

John E. Taylor                                   $12,000            $12,000
Trustee

*Mr. Guttentag resigned from the Trust on September 5, 2000.


PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

                                                           n
Average Annual Total Return is computed as follows:  P(1+T)   = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

                     Aggregate Total Return = [(ERV/P) - 1]


Based on the foregoing calculations, the Fund's Aggregate Total Return for the period from August 30, 1999 (commencement of operations) to May 31, 2000 was 1.30%.


The Fund may also advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      6
Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period


Based on the foregoing calculations, the Fund's 30-day yield for the 30-day period ended May 31, 2000 was 6.77%.


The Fund imposes no sales charges. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below, (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune,
Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number,
(ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."


PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor subject to overall review by the Fund's Board of Trustees. The Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. The Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor to the Fund.

In addition, the Advisor is authorized to take into account the sale of shares of the Fund in allocating to brokers or dealers purchase and sale orders for the Fund's portfolio securities, provided that the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms. The Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor. However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s). Should two or more clients of the Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.

The Advisor may execute portfolio transactions through SunCoast Capital Group, Ltd. ("SunCoast"), which is the Fund's distributor and an affiliate of the Advisor. The Advisor will do so only if it believes that SunCoast will provide the Fund with the best available price and execution. Such transactions will be subject to the requirements of applicable law and will be reviewed by the Fund's Board of Trustees. SunCoast may not engage in portfolio transactions with the Fund when it acts as principal.

DISTRIBUTOR


SunCoast, located at 1751 West Cypress Creek Road, Fort Lauderdale, FL 33309 serves as principal underwriter for the Fund's shares. The following persons are affiliated persons (as defined in the 1940 Act) of both the Fund and SunCoast:
David A. Zwick is Trustee and President of the Fund and Treasurer, Secretary, Director and Shareholder of SunCoast; Todd J. Cohen is Trustee of the Fund and President and Shareholder of SunCoast; and Neil M. Solomon is Treasurer of the Fund and Executive Vice President of SunCoast.


Shares of the Fund are sold on a continuous basis. The distribution agreement between the Fund and SunCoast requires SunCoast to use all reasonable efforts in connection with the distribution of the Fund's shares. However, SunCoast has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

DISTRIBUTION PLAN


The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan authorizes the Fund to pay SunCoast annual fees of up to .25% of the average daily net assets of the Fund in consideration for distribution and other services and the assumption of related expenses. Amounts paid to SunCoast may be used to cover expenses that are related to (a) distribution of the Fund's shares, (b) ongoing servicing and/or maintenance of the accounts of the Fund's shareholders, (c) payments to institutions for selling the Fund's shares, and (d) sub-transfer agency, sub-accounting, administrative or similar services related to the Fund's shares. The Fund may pay SunCoast the full fee provided for by the Distribution Plan even if SunCoast's costs for providing its services are less than the full amount. Certain officers, directors and/or shareholders of SunCoast are also interested persons (as defined in the 1940 Act) of the Fund and may be considered to have a direct or indirect financial interest in the Distribution Plan.

The Distribution Plan has been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related thereto (the "Disinterested Trustees"). In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund's shares bear under the Distribution Plan requires approval by a majority of the outstanding voting shares (as defined in the 1940 Act). For so long as the Distribution Plan is in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to the Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

For the period ended May 31, 2000, the Fund reimbursed the Distributor $8,639 for distribution costs incurred.


CUSTODIAN

First Union National Bank (the "Custodian"), with offices at 123 South Broad Street, Philadelphia, PA 19109, acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

SERVICING AGENT

Declaration Service Company ("DSC"), with principal business offices at 555 North Lane, Suite 6160, Conshohocken, PA 19428, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Fund pursuant to an investment company services agreement (the "Services Agreement"). Under the Services Agreement, DSC is responsible for a wide variety of functions, including but not limited to:

o    Fund accounting services
o    Financial statement preparation
o    Valuation of the Fund's portfolio securities
o    Pricing the Fund's shares
o    Assistance in preparing tax returns
o    Preparation and filing of required regulatory reports
o    Communications with shareholders
o    Coordination of Board and shareholder meetings
o    Monitoring the Fund's legal compliance
o    Maintaining shareholder account records

Under the Services Agreement, the Fund pays DSC for Fund accounting and administration services at the annual rate of 0.10% of the first $75 million of average annual assets, plus 0.075% of the next $75 million of average annual assets, plus 0.04% of the next $150 million of average annual assets, plus 0.03% of average annual assets in excess of $300 million. The Fund also pays DSC $10,000 per year for transfer agency and shareholder services fees. Fees payable under the Services Agreement are subject to a minimum annual fee of $60,000.


For the period from August 30, 1999 (commencement of operations) through May 31, 2000, the Fund paid DSC $45,000 (net of waivers). For the same period, DSC waived $0.

CODE OF ETHICS

The Fund, Advisor and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.


COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), One Logan, 18th and Cherry Streets, Philadelphia, PA 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

INDEPENDENT AUDITORS

KPMG LLP, with offices at 1600 Market Street, 12th Floor, Philadelphia, PA 19103, serves as the Fund's independent auditors. KPMG LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Trustees.


FINANCIAL STATEMENTS


The Fund's Annual Report to Shareholders for the fiscal period ended May 31, 2000 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements included in such Annual Report have been audited by the Fund's independent auditors, KPMG LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

MISCELLANEOUS

As used in this Statement of Additional Information and in the Fund's Prospectus, a majority of the outstanding shares of the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

As of September 19, 2000 the following institutions owned of record 5% or more of the Fund's outstanding shares:


    Name and Address          Amount of Shares Owned    Percentage of Fund Owned
    ----------------          ----------------------    ------------------------

Monroe Bank & Trust                   100,000                     8.19%
102 East Front Street
Monroe, MI  48161

Green Point Bank                      314,501                    25.74%
90 Park Avenue, 4th Floor
New York, NY  10016

    Name and Address          Amount of Shares Owned    Percentage of Fund Owned
    ----------------          ----------------------    ------------------------

Central National Bank                  92,954                     7.61%
24 Church Street
Canajoharie, NY  13317

Advanta Corp                          101,420                     8.80%
Welsh & McKean Road
P. O. Box 844
Spring House, PA  19477-0844

San Diego National Bank               211,594                    17.32%
1420 Kettner Boulevard
San Diego, CA  92101

First North American                  101,112                     8.28%
9960 Mayland Drive
Richmond, VA  23233

Aliant Bank                            74,740                     6.12%
200 Aliant Parkway
Alexander City, AL  35010

                                   APPENDIX A
                                   ----------

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.


     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     - "r" - The `r' highlights obligations that Standard & Poor's believes have significant noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     - N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.



     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds are generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (...) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes the ratings used by Fitch for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


     "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     - To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

     - 'NR' indicates the Fitch does not rate the issuer or issue in question.

     - 'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     - RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

     Thomson  Financial   BankWatch  assesses  the  likelihood  of  an  untimely
repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:


     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


     "BB" - A rating of BB suggests that the likelihood of default is considerably less than for lower-rated issues, although there are significant uncertainties that could affect the ability to adequately service debt obligations.

     "B" - Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

     "CCC" - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     "CC" - This rating is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS
----------------------


     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.


     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


     "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.



     Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated January 14, 1999, filed electronically as an Exhibit and incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-71703 and 811-09221) on February 3, 1999.

(b) Bylaws, filed electronically as an Exhibit and incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-71703 and 811-09221) on February 3, 1999.

(c) Articles II, VI, VII and VIII of Registrant's Agreement and Declaration of Trust dated January 14, 1999 are incorporated herein by reference to Exhibit (a).


(d) Investment Management Agreement between Registrant and CRAFund Advisors, Inc., dated as of June 1, 1999 is incorporated herein by reference to Exhibit (d) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on June 8, 1999.

(e) Distribution Agreement between Registrant and SunCoast Capital Group, Ltd. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on June 8, 1999.


(f)  None


(g) Custodian Agreement between Registrant and First Union National Bank dated June 1, 1999 is filed herein.

(h)  (1)  Investment   Company  Services   Agreement   between   Registrant  and
          Declaration Service Company dated June 1, 1999 is filed herein.

     (2) Form of Waiver and Reimbursement Agreement between Registrant and CRAFund Advisors, Inc. is filed herein.

(i)  None


(j)  (1)  Consent of KPMG LLP is filed herein.

     (2)  Consent of Drinker Biddle & Reath LLP is filed herein.

(k)  None


(l) Share Purchase Agreement between Registrant and CRAFund Advisors, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 1999.

(m)  (1)  Distribution  Plan is  incorporated  herein by  reference  to  Exhibit
          (m)(1) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 2000.

     (2) Form of Agreement to Distribution Plan is incorporated herein by reference to Exhibit (m)(2) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on June 8, 2000.


(n)  None

(o)  Not Applicable


(p)  (1)  Code of Ethics of the Registrant.

     (2)  Code of Ethics of the Investment Adviser.

     (3)  Code of Ethics of the Distributor.


Item 24.  Persons Controlled by or under Common Control with Registrant.


Registrant is controlled by its Board of Trustees.


Item 25.  Indemnification.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.


Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers.

Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 12 of the Distribution Agreement incorporated by reference to Exhibit (e) hereto. Limitations on the liability of the Registrant's investment adviser are provided for in Section 9 of the Investment Management Agreement incorporated herein by reference to Exhibit (d) hereto. Indemnification of Registrant's administrator against certain losses is provided for in Section 4 of the Investment Company Services Agreement incorporated by reference to Exhibit (h) (1).

The trustees and officers of the Registrant are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Advisor.


CRAFund Advisors, Inc. (the "Advisor") was organized under the laws of the State of Florida as an investment advisory corporation in 1998.

The Advisor has no other business or other connections.


Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of CRAFund Advisors, Inc. who are or who have been engaged in any other business profession, vocation or employment of a substantial nature.

                                                           Position with
                            Position with          SunCoast Capital Group, Ltd.           Position
Name                   CRAFund Advisors, Inc.  (Registrant's Principal Underwriter     with Registrant
----                   ----------------------  -----------------------------------     ---------------
Todd J. Cohen          President and Director        President                            Trustee
                                                     (since 1992)

David A. Zwick         Director                      Secretary, Treasurer and             Trustee
                                                     Director (since 1992)

Neil M. Solomon        Vice President,               Chief Financial Officer              Treasurer
                       Treasurer and Secretary       (since 1996)

Peter M. Cooper        Director                      Executive, Trader and                --
                                                     Director (since 1995)

Todd J. Cohen, Peter Cooper and David A. Zwick collectively own all of the outstanding stock of SunCoast Capital Group, Ltd. and 75% of the outstanding stock of the Advisor.


Item 27.  Principal Underwriters.


SunCoast Capital Group, Ltd., ("SunCoast"), 1751 West Cypress Creek Road, Fort Lauderdale, FL 33309 is the Fund's principal underwriter. SunCoast does not act as principal underwriter, depositor, or investment adviser to any other investment company. See Item 26 for the employment history of each director and officer of SunCoast.


Item 28.  Location of Accounts and Records.

Declaration Service Company
555 North Lane, Suite 6160
Conshohocken, PA  19428

CRAFund Advisors, Inc.
1751 West Cypress Creek Road
Fort Lauderdale, FL  33309


Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103

First Union National Bank
1339 Chestnut Street
Philadelphia, PA  19101-7618

SunCoast Capital Group, Ltd.
1751 West Cypress Creek Road
Fort Lauderdale, FL  33309

Item 29.  Management Services.

Not applicable

Item 30.  Undertakings.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Lauderdale and State of Florida on the 28th day of September, 2000.


          The Community Reinvestment Act Qualified Investment Fund
          Registrant

          /s/ David A. Zwick
          ----------------------
          David A. Zwick
          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

           Signature                     Title                      Date
           ---------                     -----                      ----


/s/ David A. Zwick               Trustee and President       September 28, 2000
---------------------------
David A. Zwick

*Todd J. Cohen                          Trustee              September 28, 2000
---------------------------
Todd J. Cohen

*D. Keith Cobb                          Trustee              September 28, 2000
---------------------------
D. Keith Cobb

*Burton Emmer                           Trustee              September 28, 2000
---------------------------
Burton Emmer

*Irvin M. Henderson                     Trustee              September 28, 2000
---------------------------
Irvin M. Henderson

*Heinz Riehl                            Trustee              September 28, 2000
---------------------------
Heinz Riehl

*John E. Taylor                   Trustee and Chairman       September 28, 2000
---------------------------
John E. Taylor

/s/ Neil M. Solomon                    Treasurer             September 28, 2000
---------------------------
Neil M. Solomon

/s/ Neil M. Solomon
---------------------------
*By:  Neil M. Solomon
      Attorney-in-Fact

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Irvin M. Henderson, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

DATED:  September 26, 2000

/s/ Irvin M. Henderson
----------------------
Irvin M. Henderson

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Todd J. Cohen, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

DATED:  June 1, 1999

/s/ Todd J. Cohen
---------------------------
Todd J. Cohen

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, D. Keith Cobb, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

DATED:  June 1, 1999

/s/ D. Keith Cobb
---------------------------
D. Keith Cobb

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Burton Emmer, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

DATED:  June 1, 1999

/s/ Burton Emmer
---------------------------
Burton Emmer

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, Heinz Riehl, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

DATED:  June 1, 1999

/s/ Heinz Riehl
---------------------------
Heinz Riehl

                         THE COMMUNITY REINVESTMENT ACT
                            QUALIFIED INVESTMENT FUND
                                  (the "Trust")

                                POWER OF ATTORNEY
                                -----------------

Know All Men by These Presents, that the undersigned, John E. Taylor, hereby constitutes and appoints David A. Zwick and Neil M. Solomon, and either of them, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration
Statement on Form N-1A of the Trust and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

DATED:  June 1, 1999

/s/ John E. Taylor
---------------------------
John E. Taylor

                                  EXHIBIT INDEX

EXHIBIT NO.    ITEM
----------     ----

(g)            Custodian  Agreement between  Registrant and First Union National
               Bank.

(h)(1) Investment Company Services Agreement between Registrant and Declaration Service Company.

(h)(2)         Form of Waiver and Reimbursement Agreement.

(j)(1)         Consent of KPMG LLP

(j)(2)         Consent of Drinker Biddle & Reath LLP

(p)(1)         Code of Ethics of the Registrant.

(p)(2)         Code of Ethics of the Investment Adviser.

(p)(3)         Code of Ethics of the Distributor.